Organization and Business Description (Details) - Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited	12 Months Ended
Jun. 30, 2024
OPS HK [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	Jul. 13, 2011
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Providing design, fit out and repair and maintenance services for commercial and residential properties
Junee Investments [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	May 17, 2024
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding